WARRANTS (Narrative) (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 10, 2014 USD ($)	Sep. 09, 2014 $ / shares shares	Aug. 25, 2014 USD ($) $ / shares shares	May 31, 2016 $ / shares shares	May 31, 2015 USD ($) $ / shares $ / security shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares $ / security shares	Mar. 31, 2015 USD ($) $ / shares $ / security shares	May 11, 2015 USD ($)	Sep. 24, 2014 USD ($)	Sep. 08, 2014 $ / shares	Mar. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement				999,700
Exercise price of warrants | $ / shares						$ 0.55		$ 3.50	$ 3.90				$ 4.10
Warrants outstanding						9,702,718		2,002,718	1,212,718				772,717
Warrants issued (shares)						7,950,000		1,290,000	807,648
Cost to induce exercise of warrants | $	$ 21,218								$ (961,767)
Derivative liability | $						$ 335,802		$ 401,127	1,406,596	$ 1,694,651	$ 961,767
Cost of warrant modification | $									961,767
Fair value of warrants accounted for as derivatives | $	$ 940,549
Stock-based compensation expense | $						24,000	$ 59,234
Aggregate intrinsic value of all outstanding and exercisable warrants | $						2,623,500		0
Common stock issued upon exercise of warrants, value | $						$ 100,000			1,470,588
Common stock issued upon exercise of warrants, shares						588,236
Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			440,000
Exercise price of warrants | $ / shares			$ 3.00
Warrant expiration period			10 years
Stock-based compensation expense | $								182,072	432,772
Unamortized cost of outstanding warrants | $						$ 21,000		$ 91,036
Share-based Compensation Award, Tranche One [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			80,000
Warrant vesting description								vested immediately at their grant date
Stock-based compensation expense | $									$ 201,680
Share-based Compensation Award, Tranche Two [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			200,000
Fair value of warrants vesting | $			$ 504,204
Stock-based compensation expense | $						$ 35,014
Share-based Compensation Award, Tranche Three [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			160,000
Warrant vesting description								vest upon achievement of certain milestones under the distribution agreement (See Note 9)
Minimum [Member] | Share-based Compensation Award, Tranche Two [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of warrants			1 year
Maximum [Member] | Share-based Compensation Award, Tranche Two [Member] | Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of warrants			3 years
Replacement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants									367,647
Exercise price of warrants | $ / shares									$ 4.50
Cost to induce exercise of warrants | $									$ 940,549
Warrant expiration period									5 years
Minumum exercise price for automatic reset provision | $ / security									2.00
Early Exercise Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants		367,647
Exercise price of warrants | $ / shares		$ 4.00										$ 4.20
Warrants outstanding		367,647
Cost to induce exercise of warrants | $									$ 21,218
Warrant expiration period		9 months
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants					40,000
Exercise price of warrants | $ / shares					$ 3.75
Exercise term of warrants issued					5 years
Warrant expiration period					5 years
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement				2,650,000	500,000
Number of shares called by exercise of warrants				7,950,000	1,250,001
Exercise price of warrants | $ / shares				$ 0.17
Shares issued, price per share | $ / shares				$ 0.10	$ 3.00
Exercise term of warrants issued				6 months
Derivative liability | $					$ 401,127
Securities Purchase Agreement Warrants, Series A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants					500,000
Exercise price of warrants | $ / shares					$ 4.50
Exercise term of warrants issued					5 years
Warrant expiration period					5 years
Minumum exercise price for automatic reset provision | $ / security					2.00			2.00
Securities Purchase Agreement Warrants, Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants					500,000
Exercise price of warrants | $ / shares					$ 3.50
Exercise term of warrants issued					9 months
Warrant expiration period					9 months
Securities Purchase Agreement Warrants, Series C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants					250,000
Exercise price of warrants | $ / shares					$ 4.00
Exercise term of warrants issued					1 year
Warrant expiration period					1 year